SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue recognition:
Recognition period of maintenance revenues ratably over the term of the agreement	1 year
Accounting for stock-based compensation:
Excess tax benefit (deficiencies) from equity-based compensation		$ (171)	$ 218
Basic and diluted net income (loss) per share:
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	2,422,233	2,338,298	1,974,962
Severance pay:
Severance pay expense	$ 909	$ 645	$ 682
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets		4,122
Impact of recently issued accounting standard not yet adopted
Increase in accumulated deficit	7,880
Increase in current assets	3,139
Increase in non-current assets	4,201
Deferred revenues	$ (540)
Core technology [Member]
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets		3,919
Customer relationships [Member]
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets		$ 203